Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Variable Trust, Inc.
Entity Central Index Key	0000743773
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000055530
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class F
Trading Symbol	CVIIPF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.68%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 150,123,223
Holdings Count | Holding	748
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,123,223
# of Portfolio Holdings	748
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.0%
Utilities	3.1%
Short-Term Investments	3.1%
Communication Services	4.0%
Energy	4.0%
Materials	6.5%
Consumer Staples	8.2%
Information Technology	9.2%
Consumer Discretionary	11.1%
Health Care	13.0%
Industrials	16.4%
Financials	19.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030373
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class I
Trading Symbol	CVPIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 150,123,223
Holdings Count | Holding	748
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,123,223
# of Portfolio Holdings	748
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.0%
Utilities	3.1%
Short-Term Investments	3.1%
Communication Services	4.0%
Energy	4.0%
Materials	6.5%
Consumer Staples	8.2%
Information Technology	9.2%
Consumer Discretionary	11.1%
Health Care	13.0%
Industrials	16.4%
Financials	19.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000164865
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class F
Trading Symbol	CVPIBF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.57%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 114,625,251
Holdings Count | Holding	311
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,625,251
# of Portfolio Holdings	311
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agencies and Instrumentalities	3.4%
Short-Term Investments	4.1%
Corporate Bonds	25.3%
U.S. Government Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	39.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030374
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class I
Trading Symbol	CVPIBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 114,625,251
Holdings Count | Holding	311
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,625,251
# of Portfolio Holdings	311
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agencies and Instrumentalities	3.4%
Short-Term Investments	4.1%
Corporate Bonds	25.3%
U.S. Government Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	39.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000164864
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class F
Trading Symbol	CVPNOF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.73%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 452,315,997
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$452,315,997
# of Portfolio Holdings	106
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Exchange-Traded Funds	0.8%
Utilities	1.1%
Materials	1.4%
Short-Term Investments	3.7%
Industrials	4.1%
Consumer Staples	5.7%
Health Care	5.8%
Consumer Discretionary	12.0%
Communication Services	14.8%
Information Technology	49.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030370
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class I
Trading Symbol	CVPNOI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
AssetsNet	$ 452,315,997
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$452,315,997
# of Portfolio Holdings	106
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Exchange-Traded Funds	0.8%
Utilities	1.1%
Materials	1.4%
Short-Term Investments	3.7%
Industrials	4.1%
Consumer Staples	5.7%
Health Care	5.8%
Consumer Discretionary	12.0%
Communication Services	14.8%
Information Technology	49.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030372
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Cap Index Portfolio
Class Name	Class F
Trading Symbol	CVPRSF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.59%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 259,286,189
Holdings Count | Holding	2,010
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,286,189
# of Portfolio Holdings	2,010
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	2.2%
Communication Services	2.3%
Utilities	2.6%
Consumer Staples	2.6%
Short-Term Investments	3.7%
Materials	4.3%
Real Estate	5.7%
Energy	6.2%
Consumer Discretionary	9.4%
Information Technology	12.5%
Health Care	16.1%
Financials	16.1%
Industrials	16.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030371
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	CVPRSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 259,286,189
Holdings Count | Holding	2,010
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,286,189
# of Portfolio Holdings	2,010
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	2.2%
Communication Services	2.3%
Utilities	2.6%
Consumer Staples	2.6%
Short-Term Investments	3.7%
Materials	4.3%
Real Estate	5.7%
Energy	6.2%
Consumer Discretionary	9.4%
Information Technology	12.5%
Health Care	16.1%
Financials	16.1%
Industrials	16.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030367
Shareholder Report [Line Items]
Fund Name	CVT S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Trading Symbol	CVPSPF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$15	0.28%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 504,351,940
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$504,351,940
# of Portfolio Holdings	507
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.2%
Short-Term Investments	3.1%
Energy	3.5%
Consumer Staples	5.5%
Industrials	7.8%
Communication Services	9.0%
Consumer Discretionary	9.5%
Health Care	11.2%
Financials	11.9%
Information Technology	31.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000053062
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class F
Trading Symbol	CVPSMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.53%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 590,736,130
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,736,130
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.1%
Communication Services	1.5%
Utilities	2.4%
Short-Term Investments	4.0%
Consumer Staples	4.4%
Energy	5.7%
Materials	6.2%
Real Estate	6.7%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	14.0%
Financials	15.2%
Industrials	21.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000030368
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class I
Trading Symbol	CVPSMI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 590,736,130
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,736,130
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.1%
Communication Services	1.5%
Utilities	2.4%
Short-Term Investments	4.0%
Consumer Staples	4.4%
Energy	5.7%
Materials	6.2%
Real Estate	6.7%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	14.0%
Financials	15.2%
Industrials	21.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000125701
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 97,397,162
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$97,397,162
# of Portfolio Holdings	13
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	9.8%
Exchange-Traded Funds (Fixed-Income)	15.7%
Exchange-Traded Funds (Equity)	74.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	17.6%
iShares Core U.S. Aggregate Bond ETF	13.6%
iShares S&P 500 Growth ETF	13.4%
Vanguard FTSE Developed Markets ETF	13.4%
iShares S&P 500 Value ETF	12.4%
iShares Russell 2000 ETF	5.7%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard Real Estate ETF	3.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000125702
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 62,607,905
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,607,905
# of Portfolio Holdings	14
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	7.9%
Exchange-Traded Funds (Fixed-Income)	31.3%
Exchange-Traded Funds (Equity)	60.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	16.2%
Vanguard Total Bond Market ETF	14.7%
iShares Core U.S. Aggregate Bond ETF	14.5%
Vanguard FTSE Developed Markets ETF	10.5%
iShares S&P 500 Growth ETF	9.6%
iShares S&P 500 Value ETF	8.7%
iShares Russell 2000 ETF	5.0%
iShares Core S&P Mid-Cap ETF	3.9%
Vanguard Real Estate ETF	3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
Total	88.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000125703
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Portfolio
Class Name	Class F
Trading Symbol	CVPVMM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 72,618,685
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,618,685
# of Portfolio Holdings	14
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	4.0%
Exchange-Traded Funds (Equity)	48.0%
Exchange-Traded Funds (Fixed-Income)	48.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard Total Bond Market ETF	22.9%
iShares Core U.S. Aggregate Bond ETF	22.7%
Vanguard S&P 500 ETF	15.8%
Vanguard FTSE Developed Markets ETF	8.0%
iShares S&P 500 Growth ETF	6.0%
iShares S&P 500 Value ETF	5.3%
iShares Russell 2000 ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
Vanguard FTSE Emerging Markets ETF	2.1%
Total	92.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php